UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                               SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006



                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                -----------------   ---------------
COMMON STOCK -- 97.3%

COMMERCIAL SERVICES -- 16.4%
         ADVERTISING/MARKETING SERVICES -- 1.5%
         aQuantive, Inc.*                                                               102,125     $     2,412,193
         ValueClick, Inc.*                                                              214,610           3,978,869
                                                                                                    ---------------
                                                                                                          6,391,062
                                                                                                    ---------------
         ENGINEERING/CONSTRUCTION -- 1.5%
         Chicago Bridge & Iron Co. N.V.                                                 281,930           6,783,236
                                                                                                    ---------------
         ENVIRONMENTAL SERVICES -- 1.0%
         Tetra Tech, Inc.*                                                              261,700           4,558,814
                                                                                                    ---------------
         FOOD DISTRIBUTORS -- 1.4%
         Performance Food Group Co.*                                                    224,575           6,308,312
                                                                                                    ---------------
         MEDICAL DISTRIBUTORS -- 1.9%
         PSS World Medical, Inc.*                                                       413,850           8,272,861
                                                                                                    ---------------
         MISCELLANEOUS COMMERCIAL SERVICES -- 5.6%
         Concur Tecnologies, Inc.*                                                      158,710           2,309,231
         Corrections Corporation of America*                                            213,487           9,233,313
         CoStar Group, Inc.*                                                             43,020           1,777,586
         Laureate Education, Inc.*                                                      151,275           7,240,021
         Navigant Consulting, Inc.*                                                     185,500           3,721,130
                                                                                                    ---------------
                                                                                                         24,281,281
                                                                                                    ---------------
         PERSONNEL SERVICES -- 1.2%
         MPS Group, Inc.*                                                               341,960           5,167,016
                                                                                                    ---------------
         WHOLESALE DISTRIBUTOR -- 2.3%
         MSC Industrial Direct Co., Inc. (A Shares)                                     242,175           9,866,209
                                                                                                    ---------------
         TOTAL COMMERCIAL SERVICES                                                                       71,628,791
                                                                                                    ---------------
COMMUNICATIONS -- 0.4%

         SPECIALTY COMMUNICATIONS -- 0.4%
         Cbeyond Communications, Inc.*                                                   57,925           1,590,041
                                                                                                    ---------------
         TOTAL COMMUNICATIONS                                                                             1,590,041
                                                                                                    ---------------


    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006



                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                ---------------     ---------------

CONSUMER NON-DURABLES -- 2.6%
         APPAREL/FOOTWEAR -- 1.0%
         Carter's, Inc.*                                                                166,650     $     4,397,893
                                                                                                    ---------------
         BEVERAGES -- 0.8%
         Central European Distribution Corp.*                                           150,675           3,527,302
                                                                                                    ---------------
         HOUSEHOLD/PERSONAL CARE -- 0.8%
         Elizabeth Arden, Inc.*                                                         198,275           3,204,124
                                                                                                    ---------------
         TOTAL CONSUMER NON-DURABLES                                                                     11,129,319
                                                                                                    ---------------
CONSUMER SERVICES -- 6.1%

         CASINOS/GAMING -- 0.7%
         Penn National Gaming, Inc.*                                                     78,200           2,855,864
                                                                                                    ---------------
         OTHER CONSUMER SERVICES -- 2.5%
         DeVry, Inc.*                                                                   190,925           4,060,975
         HealthExtras, Inc.*                                                             71,300           2,018,503
         Life Time Fitness, Inc.*                                                       104,725           4,847,720
                                                                                                    ---------------
                                                                                                         10,927,198
                                                                                                    ---------------
         RESTAURANTS -- 2.9%
         BJ's Restaurants, Inc.*                                                        111,725           2,459,067
         Red Robin Gourmet Burgers, Inc.*                                               131,210           6,050,093
         Ruby Tuesday, Inc.                                                             155,225           4,375,793
                                                                                                    ---------------
                                                                                                         12,884,953
                                                                                                    ---------------
         TOTAL CONSUMER SERVICES                                                                         26,668,015
                                                                                                    ---------------
ELECTRONIC TECHNOLOGY -- 16.7%

         AEROSPACE & DEFENSE -- 1.3%
         Aeroflex, Inc.*                                                                555,225           5,707,713
                                                                                                    ---------------
         COMPUTER COMMUNICATIONS -- 2.8%
         Avocent Corp.*                                                                 329,011           9,909,811
         Ixia*                                                                          252,425           2,249,107
                                                                                                    ---------------
                                                                                                         12,158,918
                                                                                                    ---------------
         ELECTRONIC COMPONENTS -- 1.6%
         Benchmark Electronics, Inc.*                                                   245,775           6,606,432
         RadiSys Corp.*                                                                  20,970             445,612
                                                                                                    ---------------
                                                                                                          7,052,044
                                                                                                    ---------------


    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006



                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                -----------------   ----------------
         ELECTRONIC EQUIPMENT/INSTRUMENTS -- 1.1%
         Intermec, Inc.*                                                                182,580     $     4,812,809
                                                                                                    ---------------
         ELECTRONIC PRODUCTION EQUIPMENT -- 4.4%
         ATMI, Inc.*                                                                    260,750           7,580,002
         FEI Co.*                                                                       174,750           3,688,973
         Photon Dynamics, Inc.*                                                         155,984           2,069,908
         Tessera Technologies, Inc.*                                                    172,575           6,002,158
                                                                                                    ---------------
                                                                                                         19,341,041
                                                                                                    ---------------
         SEMICONDUCTORS -- 1.5%
         Diodes, Inc.*                                                                   65,650           2,834,111
         International Rectifier Corp.*                                                 102,150           3,558,906
                                                                                                    ---------------
                                                                                                          6,393,017
                                                                                                    ---------------
         TELECOMMUNICATIONS EQUIPMENT -- 4.0%
         NICE-Systems Ltd. ADR*+                                                        189,310           5,238,208
         Polycom, Inc.*                                                                 241,845           5,932,458
         Symmetricom, Inc.*                                                             351,960           2,840,317
         Tekelec*                                                                       275,475           3,570,156
                                                                                                    ---------------
                                                                                                         17,581,139
                                                                                                    ---------------
         TOTAL ELECTRONIC TECHNOLOGY                                                                     73,046,681
                                                                                                    ---------------

ENERGY -- 9.2%

         CONTRACT DRILLING -- 1.1%
         Atwood Oceanics, Inc.*                                                          89,400           4,020,318
         Union Drilling, Inc.*                                                           89,850             988,350
                                                                                                    ---------------
                                                                                                          5,008,668
                                                                                                    ---------------

         OIL & GAS PRODUCTION -- 7.3%
         Delta Petroleum Corp.*                                                         307,605           6,927,264
         Duvernay Oil Corp.*                                                             73,650           2,230,658
         GMX Resources, Inc.*                                                            62,840           1,972,548
         Niko Resources Ltd.                                                             96,325           5,741,597
         Parallel Petroleum Corp.*                                                      337,600           6,772,256
         Ultra Petroleum Corp.*                                                         169,875           8,172,686
                                                                                                    ---------------
                                                                                                         31,817,009
                                                                                                    ---------------

         OILFIELD SERVICES/EQUIPMENT -- 0.8%
         Core Laboratories N.V.*                                                         55,205           3,522,079
                                                                                                    ---------------
         TOTAL ENERGY                                                                                    40,347,756
                                                                                                    ---------------



    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006


                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                -----------------   ----------------

FINANCE -- 4.3%

         FINANCE/RENTAL/LEASING -- 2.4%
         Aaron Rents, Inc.                                                              125,875     $     2,892,608
         Mobile Mini, Inc.*                                                             267,050           7,586,890
                                                                                                    ---------------
                                                                                                         10,479,498
                                                                                                    ---------------
         INSURANCE BROKERS/SERVICES -- 1.4%
         ChoicePoint, Inc.*                                                             107,441           3,846,388
         Hub International Ltd.                                                          88,050           2,546,406
                                                                                                    ---------------
                                                                                                          6,392,794
                                                                                                    ---------------
         REGIONAL BANKS -- 0.5%
         Boston Private Financial Holdings, Inc.                                         74,475           2,076,363
                                                                                                    ---------------
         TOTAL FINANCE                                                                                   18,948,655
                                                                                                    ---------------

HEALTHCARE -- 13.5%

         BIOTECHNOLOGY -- 0.3%
         Martek Biosciences Corp.*                                                       63,075           1,356,743
                                                                                                    ---------------
         HOSPITAL/NURSING MANAGEMENT -- 1.2%
         United Surgical Partners International, Inc.*                                  210,495           5,226,591
                                                                                                    ---------------
         MEDICAL SPECIALTIES -- 9.5%
         Analogic Corp.                                                                  92,750           4,759,930
         Arrow International, Inc.                                                      106,970           3,402,715
         Intermagnetics General Corp.*                                                  279,562           7,562,152
         ResMed, Inc.*                                                                  144,380           5,811,295
         Respironics, Inc.*                                                             214,575           8,284,741
         SonoSite, Inc.*                                                                146,150           4,150,660
         The Cooper Companies, Inc.                                                     138,120           7,389,420
                                                                                                    ---------------
                                                                                                         41,360,913
                                                                                                    ---------------
         SERVICES TO THE HEALTH INDUSTRY -- 2.5%
         Covance, Inc.*                                                                 115,405           7,660,584
         Emageon, Inc.*                                                                 212,625           3,314,824
                                                                                                    ---------------
                                                                                                         10,975,408
                                                                                                    ---------------
         TOTAL HEALTHCARE                                                                                58,919,655
                                                                                                    ---------------

MATERIALS & PROCESSING -- 4.0%

         CHEMICALS: AGRICULTURAL -- 0.5%
         American Vanguard Corp.                                                        158,266           2,215,724
                                                                                                    ---------------



    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006


                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                -----------------   ----------------
         CHEMICALS: SPECIALTY -- 2.0%
         Albemarle Corp.                                                                163,100     $     8,861,223
                                                                                                    ---------------
         INDUSTRIAL SPECIALTIES -- 1.5%
         Rogers Corp.*                                                                  105,850           6,536,238
                                                                                                    ---------------
         TOTAL MATERIALS & PROCESSING                                                                    17,613,185
                                                                                                    ---------------
PRODUCER MANUFACTURING -- 2.7%

         BUILDING PRODUCTS -- 0.7%
         NCI Building Systems, Inc.*                                                     53,350           3,103,370
                                                                                                    ---------------
         INDUSTRIAL MACHINERY -- 1.2%
         Actuant Corp. (A Shares)                                                        99,398           4,979,840
                                                                                                    ---------------
         MISCELLANEOUS MANUFACTURING -- 0.8%
         Carlisle Cos., Inc.                                                             43,575           3,664,657
                                                                                                    ---------------
         TOTAL PRODUCER MANUFACTURING                                                                    11,747,867
                                                                                                    ---------------
RETAIL TRADE -- 9.6%

         CATALOG/SPECIALTY DISTRIBUTION -- 4.3%
         Coldwater Creek, Inc.*                                                         324,582           9,334,979
         Insight Enterprises, Inc.*                                                     447,712           9,227,344
                                                                                                    ---------------
                                                                                                         18,562,323
                                                                                                    ---------------
         DISCOUNT STORES -- 0.6%
         Fred's, Inc.                                                                   211,500           2,669,130
                                                                                                    ---------------
         INTERNET RETAIL -- 1.3%
         1-800-FLOWERS.COM, Inc. (A Shares)*                                            149,100             784,266
         GameStop Corp.  (A Shares)*                                                    109,000           5,044,520
                                                                                                    ---------------
                                                                                                          5,828,786
                                                                                                    ---------------
         SPECIALTY STORES -- 3.4%
         MarineMax, Inc.*                                                                55,950           1,423,928
         Michaels Stores, Inc.                                                          117,700           5,124,658
         O'Reilly Automotive, Inc.*                                                     106,150           3,525,241
         Tractor Supply Co.*                                                            101,975           4,921,313
                                                                                                    ---------------
                                                                                                         14,995,140
                                                                                                    ---------------
         TOTAL RETAIL TRADE                                                                              42,055,379
                                                                                                    ---------------



    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006



                                                                                                         MARKET
                                                                                     SHARES               VALUE
                                                                                -----------------   ----------------
TECHNOLOGY SERVICES -- 10.0%
         DATA PROCESSING SERVICES -- 4.4%
         Acxiom Corp.                                                                   153,195     $     3,777,789
         Alliance Data Systems Corp.*                                                   112,575           6,213,014
         Ceridian Corp.*                                                                247,350           5,530,746
         Hewitt Associates, Inc. (A Shares)*                                            161,475           3,917,384
                                                                                                    ---------------
                                                                                                         19,438,933
                                                                                                    ---------------
         INFORMATION TECHNOLOGY SERVICES -- 3.0%
         Mantech International Corp. (A Shares)*                                         61,250           2,021,862
         NCI, Inc. (A Shares)*                                                          135,400           1,623,446
         SI International, Inc.*                                                        104,375           3,337,913
         SRA International, Inc. (A Shares)                                             207,880           6,248,873
                                                                                                    ---------------
                                                                                                         13,232,094
                                                                                                    ---------------
         INTERNET SOFTWARE/SERVICES -- 2.2%
         Online Resources Corp.*                                                        138,000           1,690,500
         Progress Software Corp.*                                                       176,000           4,576,000
         RightNow Technologies, Inc.*                                                   220,415           3,440,678
                                                                                                    ---------------
                                                                                                          9,707,178
                                                                                                    ---------------
         PACKAGED SOFTWARE -- 0.4%
         OPNET Technologies, Inc.*                                                      118,225           1,549,930
                                                                                                    ---------------
         TOTAL TECHNOLOGY SERVICES                                                                       43,928,135
                                                                                                    ---------------

TRANSPORTATION -- 1.8%

         AIR FREIGHT/COURIERS -- 0.9%
         UTI Worldwide, Inc.                                                            148,200           4,145,154
                                                                                                    ---------------
         MARINE SHIPPING -- 0.9%
         Tidewater, Inc.                                                                 87,065           3,847,402
                                                                                                    ---------------
         TOTAL TRANSPORTATION                                                                             7,992,556
                                                                                                    ---------------
         TOTAL COMMON STOCK (COST $304,724,360)                                                         425,616,035
                                                                                                    ---------------

MONEY MARKET SECURITIES -- 3.0%

MONEY MARKET FUNDS -- 3.0%
         BlackRock Liquidity Funds TempCash Portfolio                                 6,562,676           6,562,676

                                       6


    KALMAR
    POOLED
INVESTMENT
     TRUST
------------------                                                 SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                                               SEPTEMBER 30, 2006



                                                                                                         MARKET
                                                                                                          VALUE
                                                                                     SHARES             (NOTE 2)
                                                                                -----------------   ---------------
         BlackRock Liquidity Funds TempFund Portfolio                                 6,562,677     $     6,562,677
                                                                                                    ---------------
                                                                                                         13,125,353
                                                                                                    ---------------
         TOTAL MONEY MARKET SECURITIES (COST $13,125,353)                                                13,125,353
                                                                                                    ---------------
         TOTAL INVESTMENTS (Cost $317,849,713) -- 100.3%                                                438,741,388

         OTHER ASSETS & LIABILITIES, NET -- (0.3)%                                                       (1,309,357)
                                                                                                    ---------------
         NET ASSETS -- 100.0%                                                                       $   437,432,031
                                                                                                    ===============
 *Non-income producing security
 +ADR - American Depository Receipt

                                       7


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Kalmar Pooled Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.